Income Taxes (Reconciliation of Beginning and Ending Amount of Gross Valuation Allowance for Deferred Tax Asset) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income Tax Disclosure [Abstract]
Balance at beginning of year		¥ 33,005	¥ 39,496	¥ 34,414
Increase		9,108	3,452	3,519
Decrease		(1,443)	(9,954)	(1,044)
Other	[1]	(649)	11	2,607
Balance at end of year		¥ 40,021	¥ 33,005	¥ 39,496

[1]	Other consists mainly of foreign currency translation adjustments and business combinations.